Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leased Assets [Line Items]
Term of lease agreement		5 years
Additional lease liabilities		$ (4,727)	$ (3,672)	$ (6,395)
Right of use asset amortized to salvage value	$ 0
Accelerated amortization recognized				$ 300
COLOMBIA
Operating Leased Assets [Line Items]
Additional lease liabilities		2,700
BULGARIA
Operating Leased Assets [Line Items]
Additional lease liabilities		1,500
ESTONIA
Operating Leased Assets [Line Items]
Additional lease liabilities		600
SWITZERLAND
Operating Leased Assets [Line Items]
Additional lease liabilities		$ 300
UNITED KINGDOM
Operating Leased Assets [Line Items]
Additional lease liabilities			1,100
UNITED STATES
Operating Leased Assets [Line Items]
Additional lease liabilities			$ 2,500